Share-Based Compensation (Details) - USD ($)								6 Months Ended			12 Months Ended
	Jun. 13, 2025	Jun. 02, 2025	May 22, 2025	Aug. 15, 2024	Aug. 09, 2024	Jun. 24, 2024	Jan. 03, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation [Line Items]
Share-based compensation expenses								$ 4,992,881		$ 488,231
Authorized the ordinary shares												310,000
Restricted stock units of ordinary shares								3,813,639	672,321
Purchase of ordinary shares				484,764			482,312
Exercise price per share				$ 0.75			$ 6.21
Intrinsic value of amount
Share-based compensation amount								4,992,881		488,231
Unrecognized share-based compensation expense								$ 1,079,198
Weighted-average vesting period											1 year 6 months 29 days
Fair value restricted shares						$ 2.31		$ 1.11	$ 2.48
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation [Line Items]
Share-based compensation amount								$ 335,870		308,831
RSUs [Member]
Share-Based Compensation [Line Items]
Restricted stock units of ordinary shares	454,677	454,677	454,677	71,667	133,333
Share-based compensation amount
Fair value restricted shares				$ 0.75	$ 1.12		$ 6.15
Restricted Shares Units for employees [Member]
Share-Based Compensation [Line Items]
Share-based compensation amount								429,950		164,000
CEO [Member] | RSUs [Member]
Share-Based Compensation [Line Items]
Restricted stock units of ordinary shares							16,667
Chief financial Officer (“CFO”) [Member] | RSUs [Member]
Share-Based Compensation [Line Items]
Restricted stock units of ordinary shares							10,000
Minimum [Member] | RSUs [Member]
Share-Based Compensation [Line Items]
Fair value restricted shares	$ 0.79	$ 0.79	$ 0.79
Maximum [Member] | RSUs [Member]
Share-Based Compensation [Line Items]
Fair value restricted shares	$ 1.18	$ 1.18	$ 1.18
Common Stock [Member]
Share-Based Compensation [Line Items]
Restricted stock units of ordinary shares						20,000						1,153,333
Common Stock [Member] | RSUs [Member]
Share-Based Compensation [Line Items]
Share-based compensation amount								$ 4,227,061		$ 15,400